Time charter revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Time charter revenue

13. Time charter revenue

Operating revenue from significant customers (constituting more than 10% of total time charter revenue) was as follows:

	Year Ended December 31,
Charterer	2022	2021	2020
CMA CGM	29.62%	33.83%	50.60%
MAERSK	29.79%	22.81%	14.13%
MSC	5.28%	7.54%	12.86%
ZIM	10.73%	7.49%	3.51%